SUPPLEMENT DATED JULY 28, 2025
                       TO THE VARIABLE ANNUITY PROSPECTUS
-------------------------------------------------------------------------------
                      AMERICAN GENERAL LIFE INSURANCE COMPANY

                            VARIABLE SEPARATE ACCOUNT
                          Anchor Advisor Variable Annuity
                        Polaris Advantage II Variable Annuity
                         Polaris Advantage Variable Annuity
                        Polaris Advisor III Variable Annuity
                          Polaris Advisor Variable Annuity
                          Polaris Advisor Variable Annuity
                     Polaris Advisory Income Variable Annuity
                     Polaris II Platinum Series Variable Annuity
                     Polaris Preferred Solution Variable Annuity
                         Polaris Protector Variable Annuity
                       Polaris Select Investor Variable Annuity
                           PolarisAmerica Variable Annuity

                          VARIABLE ANNUITY ACCCOUNT SEVEN
                     Polaris II Asset Manager Variable Annuity
                          Polaris Plus Variable Annuity

         THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                           FS VARIABLE SEPARATE ACCOUNT
                           FSA Advisor Variable Annuity
                       Polaris Advantage II Variable Annuity
                        Polaris Advantage Variable Annuity
                       Polaris Choice III Variable Annuity
                       Polaris Choice IV Variable Annuity
                          Polaris Choice Variable Annuity
                Polaris II A-Class Platinum Series Variable Annuity
                            Polaris II Variable Annuity
                      Polaris Select Investor Variable Annuity
                            Polaris Variable Annuity

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


         THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
                       Polaris Choice Elite Variable Annuity
-------------------------------------------------------------------------------
You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

Effective on or about July 28, 2025, the SA Wellington Government and Quality Bond Portfolio is renamed the SA Goldman Sachs Government and Quality Bond Portfolio and Goldman Sachs Asset Management L.P. became its subadvisor as below.

------------------------------------      ------------------------------------
   Former Underlying Fund Name                  New Underlying Fund Name
             Advisor                                   Advisor
            Subadvisor                                Subadvisor
------------------------------------      ------------------------------------
SA Wellington Government and Quality      SA Goldman Sachs Government and
Bond Portfolio                            Quality Bond Portfolio
SunAmerica Asset Management, LLC          SunAmerica Asset Management, LLC
Wellington Management Company LLP         Goldman Sachs Asset Management L.P.
------------------------------------      ------------------------------------

Effective on or about July 28, 2025, the SA JPMorgan Global Equities Portfolio is renamed the SA Fidelity Institutional AM(R) Global Equities Portfolio and FIAM LLC became its subadvisor.

------------------------------------      ------------------------------------
   Former Underlying Fund Name                  New Underlying Fund Name
             Advisor                                   Advisor
            Subadvisor                                Subadvisor
------------------------------------      ------------------------------------
SA JPMorgan Global Equities               SA Fidelity Institutional AM(R)
Portfolio                                 Global Equities Portfolio
SunAmerica Asset Management, LLC          SunAmerica Asset Management, LLC
------------------------------------      ------------------------------------

All references to the above Underlying Funds in the Prospectus are replaced accordingly.

Additional information regarding the Funds, including the Fund prospectuses, may be obtained by visiting our website at www.corebridgefinanical.com/ProductProspectuses or by calling (855) 421-2692.